First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of income tax effects allocated to and the cumulative balance of each component of OCI
The income tax effects allocated to and the cumulative balance of each component of OCI are as follows:

(in millions)	Beginning Balance	Pretax Gain (Loss) Amount	Tax (Benefit) Expense	Net-of- Tax Amount	Ending Balance
As of December 31, 2014
Unrealized gains (losses) on securities	$2	$(7)	$—	$(7)	$(5)
Foreign currency translation adjustment (a)	(504)	(298)	(1)	(297)	(801)
Pension liability adjustments	(87)	(35)	1	(36)	(123)
	$(589)	$(340)	$—	$(340)	$(929)

As of December 31, 2013
Unrealized gains on securities	$1	$2	$1	$1	$2
Foreign currency translation adjustment (a)	(426)	(103)	(25)	(78)	(504)
Pension liability adjustments	(127)	64	24	40	(87)
	$(552)	$(37)	$—	$(37)	$(589)

As of December 31, 2012
Unrealized gains on securities	$1	$—	$—	$—	$1
Unrealized gains (losses) on hedging activities	(72)	115	43	72	—
Foreign currency translation adjustment (a)	(439)	29	16	13	(426)
Pension liability adjustments	(88)	(62)	(23)	(39)	(127)
	$(598)	$82	$36	$46	$(552)

(a)
Net-of-tax Foreign currency translation adjustment for the years ended December 31, 2014, 2013, and 2012 is different than the amount presented on the consolidated statements of comprehensive income (loss) by $(11) million, $1 million, and $3 million, respectively, due to the foreign currency translation adjustment related to noncontrolling interests not included above.

Summary of the redeemable noncontrolling interest activity
The following table presents a summary of the redeemable noncontrolling interest activity during the periods presented:

(in millions)	2015	2014
Balance as of January 1,	$70	$69
Distributions	(18)	(18)
Share of income	18	17
Adjustment to redemption value of redeemable noncontrolling interest	8	2
Balance as of June 30,	$78	$70

The following table presents a summary of the redeemable noncontrolling interest activity in 2014 and 2013:

(in millions)	Redeemable Noncontrolling Interest
Balance as of January 1, 2013	$68
Distributions	(35)
Share of income	34
Adjustment to redemption value of redeemable noncontrolling interest	2
Balance as of December 31, 2013	69
Distributions	(35)
Share of income	34
Adjustment to redemption value of redeemable noncontrolling interest	2
Balance as of December 31, 2014	$70